LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Aerospace & Defense - 2.2%
Hexcel Corp. (a)	35,325	$2,097,952
Mercury Systems, Inc. (a)	19,120	906,670
Triumph Group, Inc. (a)	111,098	2,069,756
		5,074,378
Auto Components - 1.0%
Fox Factory Holding Corp. (a)	16,290	2,354,557

Banks - 7.6%
BancorpSouth Bank	114,529	3,410,674
Comerica, Inc.	31,215	2,512,807
Cullen/Frost Bankers, Inc.	21,375	2,535,503
Glacier Bancorp, Inc.	43,655	2,416,304
Pinnacle Financial Partners, Inc.	35,705	3,359,126
Seacoast Banking Corp. of Florida	92,175	3,116,437
		17,350,851
Beverages - 1.6%
Celsius Holdings, Inc. (a)	40,451	3,644,231

Biotechnology - 3.3%
CareDx, Inc. (a)	32,945	2,087,725
Castle Biosciences, Inc. (a)	34,275	2,279,287
DermTech, Inc. (a)	39,475	1,267,542
Neogen Corp. (a)	40,790	1,771,510
		7,406,064
Building Products - 3.2%
Builders FirstSource, Inc. (a)	51,015	2,639,516
CSW Industrials, Inc.	24,550	3,135,035
PGT Innovations, Inc. (a)	77,046	1,471,579
		7,246,130
Chemicals - 1.8%
Ecovyst, Inc.	163,335	1,904,486
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
Quaker Chemical Corp.	9,340	2,220,305
		4,124,791
Commercial Services & Supplies - 0.5%
Deluxe Corp.	34,495	1,238,025

Construction & Engineering - 1.0%
NV5 Global, Inc. (a)	23,342	2,300,821

Construction Materials - 1.4%
Eagle Materials, Inc.	24,020	3,150,463

Electronic Equipment & Instruments - 1.1%
Novanta, Inc. (a)(b)	16,290	2,516,805

Food Products - 1.4%
Freshpet, Inc. (a)	22,240	3,173,426

Health Care Equipment & Supplies - 6.2%
Alphatec Holdings, Inc. (a)	157,135	1,915,476
Cerus Corp. (a)	325,000	1,979,250
NeoGenomics, Inc. (a)	53,710	2,590,970
STAAR Surgical Co. (a)	26,825	3,447,817
TransMedics Group, Inc. (a)	57,090	1,889,108
ViewRay, Inc. (a)	306,205	2,207,738
		14,030,359
Health Care Providers & Services - 7.0%
HealthEquity, Inc. (a)	24,350	1,576,906
Medpace Holdings, Inc. (a)	23,765	4,498,239
Omnicell, Inc. (a)	18,320	2,719,238
Progyny, Inc. (a)	53,370	2,988,720
R1 RCM, Inc. (a)	106,100	2,335,261
U.S. Physical Therapy, Inc.	16,015	1,771,259
		15,889,623
Hotels, Restaurants & Leisure - 6.6%
Bally's Corp. (a)	20,000	1,002,800
Everi Holdings, Inc. (a)	197,622	4,778,500
Playa Hotels & Resorts NV (a)(b)	269,190	2,231,585
Red Rock Resorts, Inc. - Class A (a)	95,550	4,894,071
Wingstop, Inc.	12,855	2,107,320
		15,014,276
Household Durables - 1.3%
GoPro, Inc. - Class A (a)	106,870	1,000,303
Sonos, Inc. (a)	61,390	1,986,581
		2,986,884
Insurance - 3.3%
Argo Group International Holdings, Ltd. (b)	54,285	2,834,763
Goosehead Insurance, Inc. - Class A	10,595	1,613,512
Palomar Holdings, Inc. (a)	36,600	2,958,378
		7,406,653
Internet & Catalog Retail - 1.6%
Magnite, Inc. (a)	129,000	3,612,000

IT Consulting & Services - 3.6%
LiveRamp Holdings, Inc. (a)	38,026	1,795,968
Perficient Inc. (a)	46,145	5,338,977
Repay Holdings Corp. (a)	49,010	1,128,700
		8,263,645
IT Services - 0.6%
Brightcove, Inc. (a)	128,280	1,480,351

Leisure Equipment & Products - 2.2%
Callaway Golf Company (a)	99,600	2,751,948
YETI Holdings, Inc. (a)	25,535	2,188,094
		4,940,042

Machinery - 6.8%
Alamo Group, Inc.	10,360	1,445,531
Colfax Corp. (a)	56,635	2,599,546
Evoqua Water Technologies Corp. (a)	45,775	1,719,309
Helios Technologies, Inc.	35,295	2,898,072
ITT, Inc.	16,730	1,436,103
Rexnord Corp.	60,995	3,921,369
Watts Water Technologies, Inc. - Class A	9,275	1,559,035
		15,578,965
Marine - 1.0%
Kirby Corp. (a)	46,370	2,223,905

Media & Entertainment - 2.6%
Nexstar Media Group, Inc. - Class A	24,920	3,786,843
Sinclair Broadcast Group, Inc. - Class A	63,980	2,026,887
		5,813,730
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	13,230	797,504

Real Estate Investment Trust - 1.0%
SL Green Realty Corp.	32,145	2,277,152

Oil & Gas & Consumable Fuels - 3.6%
CNX Resources Corp. (a)	133,600	1,686,032
HollyFrontier Corp.	91,625	3,035,536
Magnolia Oil & Gas Corp. - Class A	193,005	3,433,559
		8,155,127
Personal Products - 1.0%
BellRing Brands, Inc. - Class A (a)	73,135	2,248,901

Pharmaceuticals - 0.5%
Reata Pharmaceuticals, Inc. - Class A (a)	11,410	1,147,960

Professional Services - 2.5%
Upwork, Inc. (a)	125,760	5,662,973

Real Estate Development - 3.0%
FirstService Corp. (b)	9,995	1,803,898
Newmark Group, Inc. - Class A	358,143	5,125,026
		6,928,924
Software - 8.5%
ACI Worldwide, Inc. (a)	52,105	1,601,187
Alkami Technology, Inc. (a)	52,495	1,295,577
Altair Engineering, Inc. - Class A (a)	36,190	2,494,939
Blackbaud, Inc. (a)	31,815	2,238,185
Model N, Inc. (a)	63,650	2,132,275
OneSpan Inc. (a)	92,375	1,734,802
Q2 Holdings, Inc. (a)	11,905	954,067
Sprout Social, Inc. - Class A (a)	29,135	3,553,013
Workiva Inc. (a)	24,520	3,456,339
		19,460,384

Software & Services - 0.8%
Alarm.com Holdings, Inc. (a)	22,430	1,753,802

Specialty Retail - 1.4%
Leslie's, Inc. (a)	58,665	1,204,979
Petco Health & Wellness Co, Inc. (a)	96,000	2,025,600
		3,230,579
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. (a)	84,585	2,446,198

Thrifts & Mortgage Finance - 1.4%
Home BancShares, Inc.	137,301	3,230,692

Trading Companies & Distributors - 2.5%
Global Industrial Co.	65,265	2,472,891
Textainer Group Holdings Ltd. (a) (b)	89,758	3,133,452
		5,606,343
TOTAL COMMON STOCKS
(Cost $124,585,862)		219,767,514

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (d)	6,901,467	6,901,467
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.03% (d)	1,623,130	1,623,130
		8,524,597
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,524,597)		8,524,597

Total Investments - 100.2%		228,292,111
(Cost $133,110,459)
Liabilities in Excess of Other Assets - (0.2)%		(416,355)
TOTAL NET ASSETS - 100.0%		$227,875,756

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.
(d)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3		Total
Common Stocks	$219,767,514	$–	$0	(1)	$219,767,514
Short-Term Investments	8,524,597	–	–		8,524,597
Total Investments	$228,292,111	$–	$0		$228,292,111

(1) Level 3 security valued at $0.

Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.
Level 3
Description	Common Stocks
Balance as of December 31, 2020	$0
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfers into/(out of) Level 3	-
Balance as of September 30, 2021	$0

Change in unrealized appreciation/depreciation during the period
for Level 3 investments held at September 30, 2021	$-